Amplify High Income ETF
Schedule of Investments
June 30, 2025 (Unaudited)

INVESTMENT COMPANIES - 99.2%	Shares	Value
Equity - 38.1%
abrdn Global Premier Properties Fund (a)	2,346,351	$9,291,550
abrdn Healthcare Investors	1,039,237	16,097,781
abrdn Healthcare Opportunities Fund	954,956	17,561,641
abrdn Life Sciences Investors (a)	769,657	9,859,306
abrdn World Healthcare Fund (a)	1,067,205	10,949,523
Adams Diversified Equity Fund, Inc. (a)	242,540	5,265,543
Adams Natural Resources Fund, Inc.	212,131	4,533,239
BlackRock ESG Capital Allocation Term Trust	1,086,882	17,455,325
BlackRock Health Sciences Term Trust	1,157,004	16,498,877
BlackRock Resources & Commodities Strategy Trust	582,596	5,505,532
BlackRock Science and Technology Term Trust	818,870	16,991,553
BlackRock Technology and Private Equity Term Trust	2,250,256	16,516,879
Clough Global Opportunities Fund	629,183	3,416,464
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	590,064	5,104,054
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	605,566	5,298,702
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,767,917	9,051,735
Neuberger Berman Next Generation Connectivity Fund, Inc.	372,970	5,445,362
Nuveen Core Plus Impact Fund	788,667	8,840,957
Nuveen Variable Rate Preferred & Income Fund	276,310	5,327,257
PGIM Global High Yield Fund, Inc.	422,182	5,661,461
Tortoise Energy Infrastructure Corp.	118,774	5,212,991
Virtus Convertible & Income Fund	619,674	8,799,371
Virtus Total Return Fund, Inc.	794,894	4,952,190
Voya Global Equity Dividend and Premium Opportunity Fund	941,303	5,459,557
		219,096,850

Fixed Income - 61.1%
Aberdeen Asia-Pacific Income Fund, Inc.	1,088,176	17,323,762
abrdn Global Dynamic Dividend Fund (a)	682,000	7,529,280
abrdn Global Infrastructure Income Fund (a)	793,882	16,179,315
abrdn Income Credit Strategies Fund	2,980,571	17,585,369
abrdn Total Dynamic Dividend Fund	2,026,915	17,958,467
Advent Convertible and Income Fund (a)	1,210,914	14,664,169
BlackRock Capital Allocation Term Trust (a)	1,171,108	17,730,575
BlackRock Credit Allocation Income Trust	491,558	5,367,813
BlackRock Enhanced Equity Dividend Trust	614,307	5,461,189
Brookfield Real Assets Income Fund, Inc.	377,277	5,044,193
Calamos Long/Short Equity & Dynamic Income Trust (a)	264,689	4,295,902
CBRE Global Real Estate Income Fund	3,696,579	19,554,903
DoubleLine Income Solutions Fund	444,190	5,436,886
Eaton Vance Ltd. Duration Income Fund	530,154	5,439,380
First Trust High Yield Opportunities 2027 Term Fund (a)	362,914	5,389,273
First Trust Senior Floating Rate Income Fund II	369,896	3,758,143
Franklin Ltd. Duration Income Trust	1,108,227	7,114,817
India Fund, Inc.	1,002,545	16,572,069
Invesco Senior Income Trust	4,205,710	15,981,698
KKR Income Opportunities Fund	358,576	4,503,715
Liberty All-Star Equity Fund	790,710	5,384,735
Morgan Stanley India Investment Fund, Inc.	135,312	3,819,858
Nuveen Credit Strategies Income Fund	948,351	5,111,612
Nuveen Floating Rate Income Fund/Closed-end Fund	2,086,378	17,671,622
Nuveen Multi-Asset Income Fund	916,790	11,579,058
Nuveen Preferred & Income Opportunities Fund (a)	693,605	5,562,712
Nuveen Real Asset Income and Growth Fund	751,974	10,151,649
NYLI CBRE Global Infrastructure Megatrends Term Fund	1,322,582	18,793,890
RiverNorth Opportunities Fund, Inc.	588,396	7,213,735
Royce Small-Cap Trust, Inc.	324,599	4,885,215
Virtus Convertible & Income Fund II (a)	276,476	3,549,952
Virtus Dividend Interest & Premium Strategy Fund	393,083	4,874,229
Western Asset Diversified Income Fund	1,252,927	18,593,437
Western Asset Emerging Markets Debt Fund, Inc.	517,743	5,203,317
Western Asset High Income Fund II, Inc.	2,469,498	10,594,146
Western Asset High Income Opportunity Fund, Inc. (a)	1,228,551	4,889,633
		350,769,718
TOTAL INVESTMENT COMPANIES (Cost $582,536,445)		569,866,568

SHORT-TERM INVESTMENTS - 2.1%		Value
Investments Purchased with Proceeds from Securities Lending - 1.5%	Shares
First American Government Obligations Fund - Class X, 4.25% (b)	8,490,666	8,490,666

Money Market Funds - 0.6%	Shares
Invesco Government & Agency Portfolio – Institutional Class, 4.26% (b)	3,714,120	3,714,120
TOTAL SHORT-TERM INVESTMENTS (Cost $12,204,786)		12,204,786

TOTAL INVESTMENTS - 101.3% (Cost $594,741,231)		582,071,354
Liabilities in Excess of Other Assets - (1.3)%		(7,428,561)
TOTAL NET ASSETS - 100.0%		$574,642,793
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $8,288,227.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Amplify High Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Investment Companies	569,866,568	–	–	569,866,568
Investments Purchased with Proceeds from Securities Lending	8,490,666	–	–	8,490,666
Money Market Funds	3,714,120	–	–	3,714,120
Total Investments	582,071,354	–	–	582,071,354

Refer to the Schedule of Investments for further disaggregation of investment categories.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity. As of June 30, 2025, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.